Payables and Other Non-current Liabilities - Narrative (Details) - EUR (€) € in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Trade And Other Payables [Line Items]
Additions			€ 2,727	€ 1,978
Outstanding balance	€ 41,995		41,995
Non-current portion of non-current borrowings	1,362		1,362	662
Non-current government grants	150		150	97
Licenses
Trade And Other Payables [Line Items]
Additions			25	509
Payment on borrowings			146	44
Telefónica México | Spectrum | Licenses
Trade And Other Payables [Line Items]
Non-current portion of non-current borrowings	90		90	102
Payment on borrowings			37	€ 530
Telefónica Germany
Trade And Other Payables [Line Items]
Non-current government grants	69		69
Telefónica Germany | Licenses
Trade And Other Payables [Line Items]
Additions		€ 1,425
Outstanding balance	1,272		1,272
Non-current portion of non-current borrowings	1,186		€ 1,186
Payment on borrowings	€ 87